K&L GATES LLP STATE STREET FINANCIAL CENTER ONE LINCOLN STREET BOSTON, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

Pablo J. Man (617) 951-9209 (phone) (617) 261-3175 (fax) pablo.man@klgates.com

September 10, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	GAI Mesirow Insight Fund, LLC File No. 811-22221

Ladies and Gentlemen:

Transmitted electronically with this letter, on behalf of GAI Mesirow Insight Fund, LLC (the “Fund”) is an information statement filed in accordance with Schedule 14C (the “Information Statement”).  The Fund’s Board of Managers (the “Board”) has approved the Fund’s upcoming reorganization with and into GAI Corbin Multi-Strategy Fund, LLC (the “Reorganization”).  The Fund has received written consents approving the Reorganization on behalf of members of the Fund whose interests amount to in excess of the required vote under the Investment Company Act of 1940, as amended.  Accordingly, the Fund is filing the Information Statement in lieu of a proxy solicitation.  Further details about the Reorganization are contained in the Information Statement.

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Any questions should be directed to the undersigned at 617.951.9209.
Sincerely, /s/ Pablo J. Man Pablo J. Man